State Street Multi-Asset Real Return ETF Average Annual Total Returns	12 Months Ended	46 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	81 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.88%				0.91%			3.08%
DBIQ Optimum Yield Diversified Commodity Index Excess Return (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.04%				9.34%			5.68%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	1.01%	(0.12%)	(0.17%)	(0.36%)	1.67%	1.72%	2.01%
State Street Multi-Asset Real Return ETF
Prospectus [Line Items]
Average Annual Return, Percent	20.29%				10.86%			7.70%
State Street Multi-Asset Real Return ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.00%				8.79%			6.25%
State Street Multi-Asset Real Return ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.29%				7.74%			5.57%